Other income, net	12 Months Ended
Mar. 31, 2020
Other income, net
Other income, net
6.	Other income, net

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Profit Share Payments (Note 4(l))	3,444	517	3,835
Government grants (i)	555	666	998
Amortization of restructuring reserve	(264)	(264)	(97)
Exchange differences	(1,679)	(1,950)	(514)
Others	2,104	1,252	3,217
Total	4,160	221	7,439

(i)	Government grants mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development.